SEC. File Nos. 33-80630
                                                                811-8576

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A
                              Registration Statement
                                     Under
                            the Securities Act of 1933
                           Post-Effective Amendment No. 5
                                      and
                              Registration Statement
                                     Under
                        The Investment Company Act of 1940
                                Amendment No. 7

               AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
             (Exact Name of Registrant as specified in charter)
                            333 South Hope Street
                        Los Angeles, California 90071
                   (Address of principal executive offices)

              Registrant's telephone number, including area code:
                              (213) 486-9200


                              JULIE F. WILLIAMS
                            333 South Hope Street
                         Los Angeles, California 90071
                     (name and address of agent for service)


                                    Copies to:
                          ROBERT E. CARLSON, ESQ.
                   PAUL, HASTINGS, JANOFSKY & WALKER LLP
                            555 S. Flower Street
                        Los Angeles, CA 90071-2371
                      (Counsel for the Registrant)

          The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
    On September 23, 1997, it filed its 24f-2 notice for fiscal 1997

                   Approximate date of proposed public offering:
It is proposed that this filing become effective on October 1, 1997, pursuant to paragraph (b) of rule 485.


             AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                           CROSS REFERENCE SHEET

  ITEM NUMBER OF                                    CAPTIONS IN PROSPECTUS (PART "A")
PART "A" OF FORM N-1A

1.      Cover Page                                  Cover Page

2.      Synopsis                                    Expenses

3.      Financial Highlights                        Financial Highlights; Investment Results

4.      General Description of Registrant           Fund Organization and Management; Investment
                                                    Policies and Risks; Securities and Investment Techniques

5.      Management of the Fund                      Financial Highlights; Fund
                                                    Organization and Management

6.      Capital Stock and Other Securities          Investment Policies and Risks;
                                                    Fund Organization and Management;
                                                    Dividends, Distributions and Taxes

7.      Purchase of Securities Being Offered        Purchasing Shares; Fund Organization and Management;
                                                    Other Important Things to Remember

8.      Redemption or Repurchase                    Selling Shares

9.      Legal Proceedings                           N/A



  ITEM NUMBER OF                                   CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                              ADDITIONAL INFORMATION (PART "B")

10.     Cover Page                                  Cover Page

11.     Table of Contents                           Table of Contents

12.     General Information and History             N/A

13.     Investment Objectives and Policies          Description of Certain Securities; Investment Restrictions

14.     Management of the Registrant                Fund Officers and Directors

15.     Control Persons and Principal Holders       Fund Officers and Directors
        of Securities

16.     Investment Advisory and Other Services      Fund Officers and Directors; Fund Organization and Management
                                                    (Part "A"); General Information; Management

17.     Brokerage Allocation and Other Practices    Execution of Portfolio Transactions; Fund Organization
                                                    and Management (Part "A")

18.     Capital Stock and Other Securities          None

19.     Purchase, Redemption and Pricing of         Purchase of Shares; Redeeming Shares;Shareholder
        Securities Being Offered                    Account Services and Privileges; Purchasing Shares (Part "A");
                                                    General Information

20.     Tax Status                                  Dividends and Distributions

21.     Underwriter                                 Management -- Principal Underwriter; Fund Organization and
                                                    Management (Part "A")

22.     Calculation of Performance Data             Investment Results

23.     Financial Statements                        Financial Statements



ITEM IN PART "C"

24.     Financial Statements and Exhibits

25.     Persons Controlled by or under
        Common Control with Registrant

26.     Number of Holders of Securities

27.     Indemnification

28.     Business and Other Connections of
        Investment Adviser

29.     Principal Underwriters

30.     Location of Accounts and Records

31.     Management Services

32.     Undertakings

        Signature Page


                  [LOGO OF AMERICAN FUNDS GROUP APPEARS HERE]

-------------------------------------------------------------------------------


                  American High-Income Municipal Bond Fund(R)
                                  Prospectus




                                  OCTOBER 1, 1997

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                    3
 ................................................................................
Financial Highlights                                                        4
 ................................................................................
Investment Policies and Risks                                               5
 ................................................................................
Securities and Investment Techniques                                        6
 ................................................................................
Multiple Portfolio Counselor System                                         9
 ................................................................................
Investment Results                                                          10
 ................................................................................
Dividends, Distributions and Taxes                                          12
 ................................................................................
Fund Organization and Management                                            13
 ................................................................................
Appendix                                                                    16
 ................................................................................
Shareholder Services                                                        18
--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with a high level of current income exempt from regular federal income taxes through investments in municipal bonds. From time to time income may be subject to various taxes, including federal alternative minimum and state taxes.

Normally, the fund will invest at least 50% of its assets in bonds rated Baa or BBB or below or unrated but determined to be of comparable quality. Securities rated Ba and BB or below are commonly known as "junk" bonds and are subject to greater fluctuations in risk and of loss of income and principal.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   40-010-1097

================================================================================

   EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

--------------------------------------------------------------------------------

Maximum sales charge on purchases
(as a percentage of offering price)                                     4.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.


FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                         0.42%
 ................................................................................
12b-1 expenses                                                          0.29%/1/
 ................................................................................
Other expenses                                                          0.16%
 ................................................................................
Total fund operating expenses                                           0.87%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                  $ 56
 ................................................................................
Three years                                                               $ 75
 ................................................................................
Five years                                                                $ 95
 ................................................................................
Ten years                                                                 $153

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    3
--------------------------------------------------------------------------------

================================================================================

FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and the annual report.

SELECTED PER-SHARE DATA

                                                    YEAR ENDED JULY 31
                                                    ..................
                                                  1997    1996    1995/1/
                                                  -------------------------
Net Asset Value, Beginning of Period               $15.23  $15.14  $14.29
---------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income                                  .87     .88     .76
 ...........................................................................
Net realized and unrealized gain on investments        .80     .37     .85
 ...........................................................................
Total income from investment operations               1.67    1.25    1.61
---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.86)   (.88)   (.76)
 ...........................................................................
From net realized gains                               (.14)   (.28)    --
 ...........................................................................
Total distributions                                  (1.00)  (1.16)   (.76)
 ...........................................................................
Net Asset Value, End of Period                      $15.90  $15.23  $15.14
 ...........................................................................
Total Return /2/                                     11.36%   8.48%  11.62% /3/

---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:

Net assets, end of period (in millions)             $  316  $  217  $  157
 ...........................................................................
Ratio of expenses to average net assets before fee     .87%    .88%    .94%
 waiver
 ...........................................................................
Ratio of expenses to average net assets after fee      .87%    .86%    .62% /3/
 waiver
 ...........................................................................
Ratio of net income to average net assets             5.51%   5.74%   5.66% /3/
 ...........................................................................
Portfolio turnover rate                              15.31%  35.22%  46.42% /3/

/1/The period ended July 31, 1995 represents the initial period of operations from September 26, 1994 to July 31, 1995.

/2/Excludes maximum sales charge of 4.75%.

/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

--------------------------------------------------------------------------------
4    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================
INVESTMENT POLICIES AND RISKS

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income taxes.

In seeking to achieve its investment objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. Under normal market conditions, at least 80% of the fund's assets will be invested in tax-exempt securities (including securities subject to alternative minimum taxes), and at least 65% in bonds. For these purposes, bonds are considered to be any debt securities having initial maturities in excess of one year. In addition, at least 65% of the fund's assets will be invested in debt securities rated A or below by Moody's Investors Service, Inc. or Standard and Poor's Corporation or unrated but determined to be of comparable quality, and at least 50% in debt securities rated Baa by Moody's or BBB by S&P or below or unrated but determined to be of comparable quality.

The fund may invest without limitation in tax-exempt securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. When in the opinion of Capital Research and Management Company, the fund's investment adviser, abnormal market conditions require a temporary defensive position, the fund may invest in taxable short-term fixed-income securities (generally, securities with maturities of one year or less). The fund's investment policies are described below. Limits on the fund's investment policies are determined at the time of purchase and are based on the fund's net assets unless otherwise stated. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS.
--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    5
--------------------------------------------------------------------------------

================================================================================

SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sensitive to interest rate changes. In addition, periods of economic uncertainty and changes may increase volatility of market prices and yields of high-yield high-risk bonds and in turn the fund's net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the fund to have to replace the security with a lower yielding security, resulting in a decreased return for investors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds.

The fund may invest in bonds rated as low as C by Moody's or D by S&P. See the Appendix for a complete description of the bond ratings.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

--------------------------------------------------------------------------------
6    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

PORTFOLIO COMPOSITION

The average monthly composition of the fund's portfolio based on the higher of Moody's or S&P ratings for the fiscal year ended July 31, 1997 was as follows:

--------------
Aaa/AAA                                                                    4.07%
 ................................................................................
Aa/AA                                                                      1.87%
 ................................................................................
A/A                                                                        4.89%
 ................................................................................
Baa/BBB                                                                   44.46%
 ................................................................................
Ba/BB                                                                      2.84%
 ................................................................................
B/B                                                                        0.03%
 ................................................................................
Non-rated                                                                 34.99%

Some or all of these non-rated securities were determined to be equivalent to securities rated by Moody's or S&P as follows:

--------------------------------------------------------------------------------
Baa/BBB                                                                    3.09%
 ................................................................................
Ba/BB                                                                     20.00%
 ................................................................................
B/B                                                                       11.89%
 ................................................................................
C/C                                                                        0.01%

Money market instruments and cash made up an average of 6.85% of the fund's portfolio.

MUNICIPAL BONDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The interest on these obligations is generally not included in gross income for federal income tax purposes. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. Limited obligation or revenue bonds are secured by the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    7
--------------------------------------------------------------------------------

================================================================================

Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

There are, in addition, a variety of hybrid and special types of municipal obligations, such as zero coupon and pre-refunded bonds, as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

CONCENTRATION OF INVESTMENTS

The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental

--------------------------------------------------------------------------------
8    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuation of the net asset value of shares of the fund also increases. The fund will not invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities.

SPECIAL CONSIDERATIONS

The fund may invest without limitation in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

================================================================================
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on the following page.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS    9
--------------------------------------------------------------------------------

=======================================================================================
                                                             YEARS OF EXPERIENCE AS
                                                            INVESTMENT PROFESSIONAL
                                                                 (APPROXIMATE)
                                                           ..........................
 PORTFOLIO
 COUNSELORS                        YEARS OF EXPERIENCE      WITH CAPITAL
FOR AMERICAN                    AS PORTFOLIO COUNSELOR FOR  RESEARCH AND
HIGH-INCOME                        AMERICAN HIGH-INCOME      MANAGEMENT
 MUNICIPAL                         MUNICIPAL BOND FUND       COMPANY OR
 BOND FUND    PRIMARY TITLE(S)        (APPROXIMATE)        ITS AFFILIATES TOTAL YEARS
---------------------------------------------------------------------------------------
NEIL L.       Senior Vice       3 years (since             19 years       19 years
LANGBERG      President of      the fund began
              the fund. Vice    operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
MARK R.       Vice President    3 years (since              3 years       12 years
MACDONALD     of the fund.      the fund began
              Vice              operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
DAVID A.      Vice President,   1 year                      6 years        9 years
HOAG          Capital
              Research
              Company*
========================================================================================

The fund began operations on September 26, 1994
* A wholly owned subsidiary of Capital Research and Management Company
================================================================================
INVESTMENT RESULTS

The fund may from time to time compare investment results on a taxable and tax equivalent basis to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

--------------------------------------------------------------------------------
10   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

                                  INVESTMENT RESULTS
                       (FOR PERIODS ENDED JUNE 30, 1997)


AVERAGE
ANNUAL
TOTAL        THE FUND AT NET   THE FUND AT MAXIMUM                    LIPPER
RETURNS:     ASSET VALUE/1/    SALES CHARGE/1/,/2/   LEHMAN INDEX/3/  AVERAGE/4/
--------------------------------------------------------------------------------
One year          9.88%             4.63%                 8.25%         8.53
 ................................................................................
Lifetime/5/      10.47%             8.55%                 8.35%         7.86
--------------------------------------------------------------------------------

Yield/1/,/2/: 4.90%
Distribution Rate: 5.08%

/1/These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/The maximum sales charge has been deducted.
/3/Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/The Lipper High Yield Municipal Debt Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. /5/The fund began investment operations on September 26, 1994.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   11
--------------------------------------------------------------------------------

================================================================================

                       [GRAPH APPEARS HERE]
Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

1994     -0.09
1995     19.05
1996      6.45

Past results are not an indication of future results and may reflect a fee waiver. See "Expenses."
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and

--------------------------------------------------------------------------------
12   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash-- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from certain dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

================================================================================
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on June 14, 1994. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   13
--------------------------------------------------------------------------------

================================================================================

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a basic management fee which may not exceed 0.30% of the fund's average net assets annually and declines at certain asset levels, plus 3% of the fund's annual gross income. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."


Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the last fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

--------------------------------------------------------------------------------
14   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                  CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                          (8 A.M. TO 8 P.M. ET);
                              800/421-0180


               [REGIONAL MAP OF THE UNITED STATES APPEARS HERE]

Western Service Center
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

Western Central Service Center
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

Eastern Central Service Center
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620''Eastern Service Center
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/670-4773


--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   15
--------------------------------------------------------------------------------

================================================================================

APPENDIX

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

"Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A--Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa--Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"Ba--Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B--Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Caa--Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca--Speculative in a high degree; often in default or having other marked shortcomings."

"C--Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

--------------------------------------------------------------------------------
16   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA--Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA--High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A--Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB--Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C--Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1--Reserved for income bonds on which interest is being paid."

"D--In default and payment of interest and/or repayment of principal is in arrears."

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   17
--------------------------------------------------------------------------------

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.

================================================================================
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes the exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
18   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone or computer including American FundsLine (R) or American FundsLine OnLine (SM) (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  Tax-exempt funds should not serve as retirement plan investments.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                                 $1,000

To add to an account                                                    $   50

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   19
--------------------------------------------------------------------------------

================================================================================

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                       ..................
                                                                   DEALER
                                                       NET      CONCESSION AS
                                      OFFERING       AMOUNT     % OF OFFERING
INVESTMENT                              PRICE       INVESTED        PRICE
--------------------------------------------------------------------------------
Less than $25,000                       4.75%         4.99%       4.00%
 ................................................................................
$25,000 but less than $50,000           4.50%         4.71%       3.75%
 ................................................................................
$50,000 but less than $100,000          4.00%         4.17%       3.25%
 ................................................................................
$100,000 but less than $250,000         3.50%         3.63%       2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%         2.56%       2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%         2.04%       1.60%
 ................................................................................
$1 million or more and certain other
investments described below           see below     see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During the current fiscal year, American Funds Distributors will also provide additional compensation to the top one hundred

--------------------------------------------------------------------------------
20   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by", as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   21
--------------------------------------------------------------------------------

================================================================================

SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLine(SM) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone or computer, including American FundsLine(R) or American FundsLine OnLine(SM) (see below), or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

--------------------------------------------------------------------------------
22   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.

================================================================================
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) at American FundsLine OnLine(SM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans, dividend and capital gain reinvestments, and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                      AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS   23
--------------------------------------------------------------------------------

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ============================================================================

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL                          STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS                      INFORMATION (SAI)


 Includes financial                          Contains more detailed
 statements, detailed                        information on all aspects
 performance information,                    of the fund, including the
 portfolio holdings, a                       fund's financial statements.
 statement from portfolio
 management and the
 independent accountants'
 report (in the annual
 report).

 CODE OF ETHICS                              A current SAI has been filed
                                             with the Securities and
 Includes a description of the fund's        Exchange Commission ("SEC").
 personal investing policy.                  It is incorporated by
                                             reference into this
                                             prospectus and is available
                                             along with other related
                                             materials on the SEC's
                                             Internet Web site at
                                             http://www.sec.gov.




 To request a free copy of any of the documents above:

 Call American Funds             or          Write to the Secretary of
 Service Company                             the fund 333 South Hope Street
 800/421-0180 ext. 1                         Los Angeles, CA 90071

                                               [LOGO FOR RECYCLING APPEARS HERE]
This prospectus has been printed on recycled paper.

--------------------------------------------------------------------------------
24   AMERICAN HIGH-INCOME MUNICIPAL BOND FUND / PROSPECTUS
--------------------------------------------------------------------------------




                AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                                 Part B
                   Statement of Additional Information
                              October 1, 1997
   This document is not a prospectus but should be read in conjunction with the current prospectus dated October 1, 1997 of American High-Income Municipal Bond Fund, Inc. (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                American High-Income Municipal Bond Fund, Inc.
                           Attention:  Secretary
                           333 South Hope Street
                           Los Angeles, CA  90071
                               (213) 486-9200

                              Table of Contents

ITEM                                                              Page No.



Description of Securities and Investment Techniques               1

Investment Restrictions                                           5

Fund Officers and Directors                                       8

Management                                                        11

Dividends and Distributions                                       14

Additional Information Concerning Taxes                           14

Purchase of Shares                                                18

Redeeming Shares                                                  24
Shareholder Account Services and Privileges                       25

Execution of Portfolio Transactions                               27

General Information                                               27

Investment Results                                                28

Financial Statements                                              attached


              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

   SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- The fund may invest in bonds that are rated Ba or below by Moody's and BB or below by S&P or determined to be of comparable quality, commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds can be very sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

   PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilitiesOpinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS -- The fund may invest in municipal lease revenue obligations, some of which may be considered illiquid. The fund may purchase, without limitation, municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, frequency and volume of trading and number of dealers.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


LOANS OF PORTFOLIO SECURITIES -- Although the fund has no current intention to do so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33$% of the value of its total assets, taken at the time any such loan is made.

   FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. . When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

   As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   PRIVATE PLACEMENTS -- Normally, securities acquired in private placements are subject to contractual restrictions on resale. Any such securities will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur additional costs in disposing of securities that are illiquid.

TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are subject to the limitations described below).

REPURCHASE AGREEMENTS -- Although the fund has no current intention to do so during the next 12 months, the fund may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

   PORTFOLIO MANAGEMENT -- In seeking to achieve the fund's objective, the Investment Adviser causes the fund to purchase securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.
The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent.)

   PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover will exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover over its lifetime.


                            INVESTMENT RESTRICTIONS

   FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the fund may not:

  1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, the fund will regard each state, each political subdivision, agency or instrumentality of such state, each multi-state agency of which such state is a member, and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer;

  2. Invest in companies for the purpose of exercising control or management;

  3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

  6. Make loans in an aggregate amount in excess of 33$% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

 7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Pledge, or hypothecate any of its assets, except in an amount up to one-third of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Invest in interests in oil, gas, or other mineral exploration or development programs (or leases);

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

 12. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

 13. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

   NON-FUNDAMENTAL POLICIES -- The  following  policies  may be changed:

 1. The fund does not currently intend to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

 2. The fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days), nor invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities);

 3. The fund will not invest more than 15% of its total assets in the securities of issuers (excluding securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) which together with any predecessors have a record of less than three years continuous operation;


    4. The fund does not currently intend to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;


    5. The fund does not currently intend to purchase securities in the event its borrowings exceed 5% of total assets.
 For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

                          FUND OFFICERS AND DIRECTORS
                       Directors and Director Compensation

NAME, ADDRESS AND        POSITION         PRINCIPAL              AGGREGATE               TOTAL                  TOTAL
AGE                      WITH             OCCUPATION(S)          COMPENSATION            COMPENSATION           NUMBER
                         REGISTRANT       DURING                 (INCLUDING              (INCLUDING             OF FUND
                                          PAST 5 YEARS           VOLUNTARILY             VOLUNTARILY            BOARDS ON
                                          (POSITIONS             DEFERRED                DEFERRED               WHICH
                                          WITHIN THE             COMPENSATION/1/)        COMPENSATION/1/)       DIRECTOR
                                          ORGANIZATIONS          FROM THE FUND           FROM ALL FUNDS         SERVES/2/
                                          LISTED MAY HAVE        DURING FISCAL           MANAGED BY
                                          CHANGED DURING         YEAR ENDED              CAPITAL RESEARCH
                                          THIS PERIOD)           JULY 31, 1997           AND MANAGEMENT
                                                                                         COMPANY/2/ FOR
                                                                                         THE YEAR ENDED
                                                                                         JULY 31, 1997

H. Frederick             Director         Private                $2,300/3/               $163,900               18
Christie                                  Investor.
P.O. Box 144                              Former President
Palos Verdes                              and Chief
Estates, CA                               Executive
90274                                     Officer, The
Age: 64                                   Mission Group
                                          (non-utility
                                          holding
                                          Company,
                                          subsidiary of
                                          Southern
                                          California
                                          Edison Company)

+Don R. Conlan           Director         President              none/4/                 none/4/                12
Age: 61                                   (retired), The
                                          Capital Group
                                          Companies, Inc.

Diane C. Creel           Director         CEO and                $2,500                  $40,800                12
100 W. Broadway                           President,
Suite 5000                                The Earth
Long Beach, CA                            Technology
90802                                     Corporation
Age: 48                                   (international
                                          consulting
                                          engineering)

Martin Fenton,           Director         Chairman, Senior       $2,700/3/               $131,600               16
Jr.                                       Resource Group
4350 Executive                            (management of
Drive                                     senior living
Suite 101                                 centers)
San Diego, CA
92121-2116
Age: 62

Leonard R. Fuller        Director         President,             $2,300/3/               $44,600                12
4337 Marina City                          Fuller &
Drive                                     Company, Inc.
Suite 841 ETN                             (financial
Marina del Rey,                           management
CA 90292                                  consulting
A ge: 51                                  firm)

+*Abner D.               President,       Capital Research       none/4/                 none/4/                12
Goldstine                PEO and          and Management
Age: 67                  Director         Company, Senior
                                          Vice President
                                          and Director

+**Paul G. Haaga,        Chairman         Capital Research       none/4/                 none/4/                14
Jr.                      of               and Management
Age: 48                  the Board        Company,
                                          Executive Vice
                                          President and
                                          Director

Herbert Hoover           Director         Private Investor       $1,900                  $66,600                14
III
1520 Circle Drive
San Marino, CA
91108
Age: 69

Richard G. Newman        Director         Chairman,              $3,200/3/               $96,800                13
3250 Wilshire                             President and
Boulevard                                 CEO,
Los Angeles, CA                           AECOM Technology
90010-1599                                Corporation
Age: 62                                   (architectural
                                          engineering)

Peter Valli              Director         Retired; former        $2,700/3/               $44,000                12
45 Sea Isle Drive                         Chairman, BW/IP
Long Beach, CA                            International
90803                                     Inc.
Age: 70                                   (industrial
                                          manufacturing)



+ Directors who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors is as follows: H. Frederick Christie ($5,405), Martin Fenton, Jr. ($545), Leonard R. Fuller ($1,123), Richard G. Newman ($9,793) and Peter C. Valli ($7,344). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

   /4/ Don R. Conlan, Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.

                              OFFICERS
       (with their principal occupations during the past five years)#


NAME AND ADDRESS                       AGE        POSITION(S) HELD     PRINCIPAL OCCUPATION(S) DURING
                                                  WITH REGISTRANT      PAST 5 YEARS

Neil L. Langberg                       44         Senior Vice          Vice President - Investment
11100 Santa Monica Blvd.                          President            Management Group, Capital
Los Angeles, CA 90025                                                  Research Company

Michael J. Downer                      43         Vice President       Senior Vice President - Fund
333 South Hope Street                                                  Business Management Group,
Los Angeles, CA 90071                                                  Capital Research and Management
                                                                       Company

Mary C. Hall                           39         Vice President       Senior Vice President - Fund
135 South State College Blvd.                                          Business Management Group,
Brea, CA 92821                                                         Capital Research and Management
                                                                       Company

Julie F. Williams                      49         Secretary            Vice President - Fund Business
333 South Hope Street                                                  Management Group, Capital
Los Angeles, CA 90071                                                  Research and Management Company

Anthony W. Hynes, Jr.                  34         Treasurer            Vice President - Fund Business
135 South State College Blvd.                                          Management Group, Capital
Brea, CA 92821                                                         Research and Management Company

Kimberly S. Verdick                    32         Assistant            Assistant Vice President - Fund
333 South Hope Street                             Secretary            Business Management Group,
Los Angeles, CA 90071                                                  Capital Research and Management
                                                                       Company

Todd L. Miller                         38         Assistant            Assistant Vice President - Fund
135 South State College Blvd.                     Treasurer            Business Management Group,
Brea, CA 92821                                                         Capital Research and Management
                                                                       Company



# Positions within the organizations listed may have changed during this period

   No compensation is paid by the fund to any officer or Director who is a director or officer of the Investment Adviser. The fund pays annual fees of $900 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of September 1, 1997 the officers and Directors and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser will continue in effect until May 31, 1998, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

   The Investment Adviser receives a fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $300 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively.

For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

   The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders, taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

   The Investment Adviser has agreed to bear any fund expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.90% of the fund's average net assets per annum, subject to reimbursement by the fund, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) October 1, 2004. Each month, to the extent the fund owes money to the Investment Adviser pursuant to this provision of the Agreement and the fund's annualized expense ratio for the month is below 0.90%, the fund will reimburse the Investment Adviser until the fund's annualized expense ratio equals 0.90% or the debt is repaid, whichever comes first. During the period, the Investment Adviser's total fees amounted to $1,100,000.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the period ended July 31, 1997 amounted to $345,000 after allowance of $1,424,000 to dealers. During the fiscal year ended 1996, the Principal Underwriter received $348,000, after allowance of $1,467,000.

   As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund shall be committed to the discretion of the directors who are not "interested persons" during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Directors.

   Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees). Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the period, the fund paid $767,000 under the Plan as compensation to dealers. As of July 31, 1997, accrued and unpaid distribution expenses were $81,000.
The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.
In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                          DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS -- The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from year to year. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                    ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts.) Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

   To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) for taxable years beginning on or before August 5, 1997, derive less than 30% of its gross income from the gains on sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

   The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice, in the form of the fund's annual report, mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

Similarly, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

   In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest without limitation in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 18 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends- received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   As of the date of this statement of additional information, the maximum federal individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%; and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering deductions, credits, deferrals, exemptions, sources of income and other matters.

Under the Code, distributions of net investment income by the Fund to a resident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.

                                PURCHASE OF SHARES

METHOD                       INITIAL INVESTMENT                        ADDITIONAL INVESTMENTS

                             See "Investment Minimums and Fund         $50 minimum (except where a
                             Numbers" for initial investment           lower minimum is noted under
                             minimums.                                 "Investment Minimums and Fund
                                                                       Numbers").

By contacting your           Visit any investment dealer who is        Mail directly to your
investment dealer            registered in the state where the         investment dealer's address
                             purchase is made and who has a            printed on your account
                             sales agreement with American Funds       statement.
                             Distributors.

By mail                      Make your check payable to the fund       Fill out the account additions
                             and mail to the address indicated         form at the bottom of a recent
                             on the account application.  Please       account statement, make your
                             indicate an investment dealer on          check payable to the fund,
                             the account application.                  write your account number on
                                                                       your check, and mail the check
                                                                       and form in the envelope
                                                                       provided with your account
                                                                       statement.

By telephone                 Please contact your investment            Complete the "Investments by
                             dealer to open account, then follow       Phone" section on the account
                             the procedures for additional             application or American
                             investments.                              FundsLink Authorization Form.
                                                                       Once you establish the
                                                                       privilege, you, your financial
                                                                       advisor or any person with your
                                                                       account information can call
                                                                       American FundsLine(r) and make
                                                                       investments by telephone
                                                                       (subject to conditions noted in
                                                                       "Telephone and Computer
                                                                       Purchases, Redemptions and
                                                                       Exchanges" below).

By computer                  Please contact your investment            Complete the American FundsLink
                             dealer to open account, then follow       Authorization Form.  Once you
                             the procedures for additional             establish the privilege, you,
                             investments.                              your financial advisor or any
                                                                       person with your account
                                                                       information may access American
                                                                       FundsLine(r) on the Internet
                                                                       and make investments by
                                                                       computer (subject to conditions
                                                                       noted in "Telephone and
                                                                       Computer Purchases, Redemptions
                                                                       and Exchanges" below).

By wire                      Call 800/421-0180 to obtain your          Your bank should wire your
                             account number(s), if necessary.          additional investments in the
                             Please indicate an investment             same manner as described under
                             dealer on the account.  Instruct          "Initial Investment."
                             your bank to wire funds to:
                             Wells Fargo Bank
                             155 Fifth Street
                             Sixth Floor
                             San Francisco, CA 94106
                             (ABA #121000248)
                             For credit to the account of:
                             American Funds Service Company
                             a/c #4600-076178
                             (fund name)
                             (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.





INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                     MINIMUM            FUND
                                                                         INITIAL            NUMBER
                                                                         INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                            $1,000             02

American Balanced Fund(r)                                                500                11

American Mutual Fund(r)                                                  250                03

Capital Income Builder(r)                                                1,000              12

Capital World Growth and Income Fund(sm)                                 1,000              33

EuroPacific Growth Fund(r)                                               250                16

Fundamental Investors(sm)                                                250                10

The Growth Fund of America(r)                                            1,000              05

The Income Fund of America(r)                                            1,000              06

The Investment Company of America(r)                                     250                04

The New Economy Fund(r)                                                  1,000              14

New Perspective Fund(r)                                                  250                07

SMALLCAP World Fund(sm)                                                  1,000              35

Washington Mutual Investors Fund(sm)                                     250                01

BOND FUNDS

American High-Income Municipal Bond Fund(sm)                             1,000              40

American High-Income Trust(r)                                            1,000              21

The Bond Fund of America(sm)                                             1,000              08

Capital World Bond Fund(r)                                               1,000              31

Intermediate Bond Fund of America(r)                                     1,000              23

Limited Term Tax-Exempt Bond Fund of America(sm)                         1,000              43

The Tax-Exempt Bond Fund of America(sm)                                  1,000              19

The Tax-Exempt Fund of California(r)*                                    1,000              20

The Tax-Exempt Fund of Maryland(r)*                                      1,000              24

The Tax-Exempt Fund of Virginia(r)*                                      1,000              25

U.S. Government Securities Fund(sm)                                      1,000              22

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                  2,500              09

The Tax-Exempt Money Fund of America(sm)                                 2,500              39

The U.S. Treasury Money Fund of America(sm)                              2,500              49

___________
*Available only in certain states.





For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                   SALES CHARGE AS                     DEALER
AT THE OFFERING PRICE                                PERCENTAGE OF THE:                    CONCESSION
                                                                                         AS PERCENTAGE
                                                                                         OF THE
                                                                                         OFFERING
                                                                                         PRICE

                                                     NET AMOUNT         OFFERING
                                                     INVESTED           PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                    6.10%
                                                                        5.75%            5.00%

$50,000 but less than $100,000                       4.71
                                                                        4.50             3.75

BOND FUNDS

Less than $25,000                                    4.99
                                                                        4.75             4.00

$25,000 but less than $50,000                        4.71
                                                                        4.50             3.75

$50,000 but less than $100,000                       4.17
                                                                        4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                      3.63
                                                                        3.50             2.75

$250,000 but less than $500,000                      2.56
                                                                        2.50             2.00

$500,000 but less than $1,000,000                    2.04
                                                                        2.00             1.60

$1,000,000 or more                                   none                                (see below)
                                                                        none


Commissions of up to 1% will be paid to dealers who initiate and are
responsible for purchases of $1   million or more, for purchases
by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal
Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more:  1.00% on amounts of $1 million
to $2 million, 0.80%    on amounts over $2 million to $3 million,
 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and
 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.


   American Funds Distributors, at its expense (from a designated percentage of its income), will, during the current fiscal year,provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

   Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.


Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES -- The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   STATEMENT OF INTENTION -- The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser must remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    In the case of purchase orders by the directors of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the fund's current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

   The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) as set forth below each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

   All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share is determined, as follows:

   1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

   Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

   Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

   Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board.

   2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

   3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.



Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.

                                 REDEEMING SHARES

By writing to American Funds Service          Send a letter of instruction specifying the name of
Company (at the appropriate address           the fund, the number of shares or dollar amount to
indicated under "Fund Organization and        be sold, your name and account number.  You should
Management - Principal Underwriter and        also enclose any share certificates you wish to
Transfer Agent" in the prospectus)            redeem.  For redemptions over $50,000 and for
                                              certain redemptions of $50,000 or less (see below),
                                              your signature must be guaranteed by a bank,
                                              savings association, credit union, or member firm
                                              of a domestic stock exchange or the National
                                              Association of Securities Dealers, Inc. that is an
                                              eligible guarantor institution.  You should verify
                                              with the institution that it is an eligible
                                              guarantor prior to signing.  Additional
                                              documentation may be required for redemption of
                                              shares held in corporate, partnership or fiduciary
                                              accounts.  Notarization by a Notary Public is not
                                              an acceptable signature guarantee.

By contacting your investment dealer          If you redeem shares through your investment
                                              dealer, you may be charged for this service.
                                              SHARES HELD FOR YOU IN YOUR INVESTMENT DEALER'S
                                              STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption check sent          You may use this option, provided the account is
to you by using American FundsLine(r)         registered in the name of an individual(s), a
or American FundsLine Online(sm) or by        UGMA/UTMA custodian, or a non-retirement plan
telephoning, faxing, or telegraphing          trust.  These redemptions may not exceed $50,000
American Funds Service Company                per shareholder, per day, per fund account and the
(subject to the conditions noted in           check must be made payable to the shareholder(s) of
this section and in "Telephone and            record and be sent to the address of record
Computer Purchases, Redemptions and           provided the address has been used with the account
Exchanges" below)                             for at least 10 days.  See "Fund Organization and
                                              Management - Principal Underwriter and Transfer
                                              Agent" in the prospectus and "Exchange Privilege"
                                              below for the appropriate telephone or fax number.

In the case of the money market funds,        Upon request (use the account application for the
you may have redemptions wired to your        money market funds) you may establish telephone
bank by telephoning American Funds            redemption privileges (which will enable you to
Service Company ($1,000 or more) or by        have a redemption sent to your bank account) and/or
writing a check ($250 or more)                check writing privileges.  If you request check
                                              writing privileges, you will be provided with
                                              checks that you may use to draw against your
                                              account.  These checks may be made payable to
                                              anyone you designate and must be signed by the
                                              authorized number of registered shareholders
                                              exactly as indicated on your checking account
                                              signature card.




A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

   CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59-1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

   You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(sm) (see "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" below for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND
PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account
transaction, redeem shares (up to $50,000 per   shareholder each day), or
exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE AND COMPUTER REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) and American FundsLine OnLine(sm)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders of that series or Class, (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

   Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. It was paid a fee of $97,000 for the fiscal year ended July 31, 1997.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

   SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on July 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information audited annually by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Board of Directors.

   PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; ; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the Fund.

The financial statements including the investment portfolio and the report of independent accountants contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1997



Net asset value and redemption price per share

(Net assets divided by shares outstanding)                     $15.90

Maximum offering price per share (100/95.25 of

per share net asset value, which takes into account

the fund's current maximum sales charge)                       $16.69



                               INVESTMENT RESULTS

     The fund's yield is 4.72% based on a 30-day (or one month) period ended July 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd + 1)/6/ -1]
Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

    The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax equivalent yield based on the maximum individual effective federal tax rate of 39.6% for the 30-day (or one month) period ended July 31, 1997 was 7.81%.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

    As of July 31, 1997, the fund's total return over the past twelve months and average annual total return over its lifetime were 6.06% and 9.20%, respectively. Over the fund's lifetime (September 26, 1994 to July 31, 1997) the Lehman Brothers Municipal Bond Index/1/ and the Lipper High Yield Municipal Debt Funds Average/2/ had average annual total returns of 9.13% and 8.60%, respectively.

/1/ The Lehman Brothers Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.

/2/ The Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues.


 The fund's average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a number of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/=ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for one, five and ten-year periods after such a period has elapsed..


 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Investment Portfolio, July 31, 1997

Quality Ratings

AAA:                                                                            4.82%
AA:                                                                             3.34%
A:                                                                              4.83%
BBB:                                                                           48.13%
BB:                                                                            23.45%
B:                                                                              8.86%
Cash & Equivalents:                                                             6.57%

                                                                           Principal           Market
                                                                              Amount            Value
                                                                               (000)            (000)
Tax-Exempt Securities Maturing in More than
One Year - 93.43%

Alabama - 1.56%
 The Industrial Development Board of the Town of
  Courtland, Variable Rate Demand Industrial Development
  Refunding Revenue Bonds (Champion International Corp.
  Project), Series A, 7.20% 2013                                              $1,475           $1,645
 The Industrial Development Board of the City of
  Mobile, Solid Waste Revenue Refunding
  Bonds (Mobile Energy Services Co., LLC
  Projects), Series 1995, 6.95% 2020                                           3,000            3,291

California - 9.46%
 Pollution Control Financing Authority, Solid Waste
  Disposal Revenue Bonds (CanFibre of Riverside Project),
  Tax-Exempt Series 1997A AMT, 9.00% 2019                                       1,000           1,015
 Rural Home Mortgage Finance Authority,
  Single Family Mortgage Revenue Bonds
  (Mortgage-Backed Securities Program),
  1995 Series B AMT, 7.75% 2026                                                   945           1,088
 Student Education Loan Marketing Corp. (A
  Non-Profit Public Benefit Corp. Organized Under
  the Laws of the State of California) AMT, Student
  Loan Program Revenue Bonds:
   7.00% 2005                                                                   1,000           1,080
   7.00% 2010                                                                   2,000           2,180
 Central Valley Financing Authority, Cogeneration
  Project Revenue Bonds (Carson Ice-Gen Project),
  Series 1993, 6.10% 2013                                                       1,400           1,469
 Long Beach Aquarium of the Pacific, Revenue Bonds
  (Aquarium of the Pacific Project), 1995 Series A:
   6.10% 2010                                                                   1,000           1,042
   6.125% 2015                                                                  1,000           1,030
   6.125% 2023                                                                  3,000           3,079
 The City of Los Angeles, Multifamily Housing Revenue Bonds
  (GNMA Collateralized - Ridgecroft Apartments Project),
  Series 1997E AMT, 6.00% 2017                                                    500             515
 Los Angeles County Capital Asset Leasing
  Corp., Certificates of Participation
  (Marina del Rey), Series A, 6.25% 2003                                        3,715           4,005
 City of Oxnard, Assessment District No. 97-1-R
  (Pacific Commerce Center), Limited Obligation Refunding
  Bonds, 5.70% 2006                                                             1,500           1,547
 Pleasanton Joint Powers Financing Authority,
  Subordinate Reassessment Revenue Bonds,
  1993 Series B, 6.125% 2002                                                    4,390           4,650
 Redding Joint Powers Financing Authority, Solid
  Waste and Corp. Yard Revenue Bonds, 1993
  Series A, 5.00% 2023                                                          1,000             932
 Sacramento Cogeneration Authority, Cogeneration
  Project Revenue Bonds, 6.00% 2003                                             1,000           1,074
 County of Sacramento, Laguna Creek Ranch/Elliott Ranch
  Community Facilities District No. 1, Improvement Area
  No. 2 Special Tax Refunding Bonds (Elliott Ranch):
   6.10% 2013*                                                                    330             331
   6.125% 2014*                                                                   250             249
   6.30% 2021*                                                                    500             500
  County of San Diego, Reassessment District No. 97-1
  (4-S Ranch), Limited Obligation Improvement Bonds:
   6.00% 2009*                                                                  1,000           1,000
   6.25% 2012*                                                                  1,000           1,000
 Redevelopment Agency of the City and County of San
  Francisco, Residential Facility Revenue Bonds (Coventry
  Park Project), Series 1996A AMT, 8.50% 2026                                   1,000           1,043
 South Tahoe Joint Powers Financing Authority,
  Refunding Revenue Bonds (South Tahoe
  Redevelopment Project Area No. 1), 1995 Series B,
  6.25% 2020                                                                    1,000           1,047

Colorado - 5.40%
 Housing and Finance Authority, Single Family Program
  Senior Bonds:
   1995 Series B AMT, 7.90% 2025                                                1,105           1,243
   1995 Series A AMT, 8.00% 2025                                                1,555           1,740
   1997 Series B AMT, 7.00% 2026                                                1,000           1,108
 Student Obligation Bond Authority,
  Student Loan Asset-Backed Bonds, Senior
  Subordinate 1995 Series II-B AMT, 6.20% 2008                                  1,000           1,054
 Arapahoe County, Capital Improvement
  Trust Fund Highway Revenue Bonds (E-470 Project):
   6.90% 2015 (Prerefunded 2005)                                                1,250           1,479
   6.95% 2020 (Prerefunded 2005)                                                4,500           5,341
 City and County of Denver, Airport System
  Revenue Bonds:
   Series 1991D AMT, 7.75% 2013                                                 1,000           1,265
   Series 1992C AMT:
    6.55% 2003                                                                  2,000           2,185
    6.75% 2013                                                                  1,000           1,080
   Series 1994A AMT, 7.50% 2023                                                   500             581

Connecticut - 3.87%
 Health and Educational Facilities Authority Revenue Bonds,
  University of Hartford Issue, Series D, 6.75% 2012                            1,000           1,029
 Eastern Connecticut Resource Recovery Authority,
  Solid Waste Revenue Bonds (Wheelabrator Lisbon
  Project), Series 1993 A AMT, 5.50% 2020                                       1,500           1,462
 Mashantucket (Western) Pequot Tribe Special Revenue Bonds,
  1996 Series A:
   6.25% 2003                                                                   1,000           1,081
   6.375% 2004                                                                  1,000           1,093
   6.40% 2011                                                                   7,000           7,578

Delaware - 1.61%
 Economic Development Authority, First Mortgage Revenue
  Bonds (Peninsula United Methodist Homes, Inc. Issue),
  Series 1997A:
   6.00% 2008                                                                     500             529
   6.10% 2010                                                                     500             527
   6.20% 2015                                                                   2,875           2,992
   6.30% 2022                                                                   1,000           1,044

District of Columbia - 0.52%
 Hospital Revenue Refunding Bonds (Washington
  Hospital Center Issue), Series 1992A,
  7.00% 2005                                                                    1,500           1,637

Florida - 5.59%
 Arbor Green Community Development District (City of Tampa,
  Hillsborough County), Special Assessment Revenue Bonds,
  Series 1996, 7.00% 2003                                                       3,000           3,047
 The Crossings at Fleming Island Community
  Development District (Clay County), Special
  Assessment Bonds, Series 1995, 8.25% 2016                                     4,915           5,335
 Meadow Pointe II Community Development District
  (Pasco County), Capital Improvement
  Revenue Bonds, Series 1995, 7.25% 2002                                        4,075           4,184
 Northern Palm Beach County Improvement District, Water
  Control and Improvement Bonds, Unit of Development No. 9A,
  Series 1996A:
   6.80% 2006                                                                   1,000           1,062
   7.30% 2027                                                                   1,500           1,608
 Ocean Highway and Port Authority, Solid Waste/Pollution
  Control Revenue Refunding Bonds, Series 1996 (Jefferson
  Smurfit Corp. (U.S.) Project), 6.50% 2006                                     1,305           1,339
 Polk County Industrial Development Authority, Industrial
  Development Revenue Bonds (IMC Fertilizer, Inc. Project),
  1991 Tax-Exempt Series A AMT, 7.525% 2015                                     1,000           1,088

Illinois - 10.68%
 Health Facilities Authority:
  Revenue Refunding Bonds:
   Advocate Health Care Network, Series 1997A:
    5.70% 2011                                                                    750             786
    5.80% 2016                                                                  3,000           3,111
   Edward Hospital Project, Series 1993A, 6.00% 2019                            1,000           1,029
   Fairview Obligated Group Project, 1995 Series A:
    6.25% 2003                                                                  1,245           1,271
    7.40% 2023                                                                  2,630           2,765
  Fairview Obligated Group Project, Revenue Bonds,
   1992 Series A, 9.50% 2022 (Prerefunded 2002)                                 2,750           3,438
 City of Chicago:
  Chicago-O'Hare International
  Airport, Special Facility Revenue Bonds
  (United Air Lines, Inc. Project):
   Series 1988A AMT, 8.95% 2018                                                 3,340           3,813
   Series 1988B, 8.85% 2018                                                     1,130           1,289
  Skyway Toll Bridge Refunding
  Revenue Bonds, Series 1994:
   6.50% 2010 (Prerefunded 2004)                                                1,500           1,689
   6.75% 2017 (Prerefunded 2004)                                                1,500           1,710
 Village of Robbins, Cook County, Resource Recovery Revenue
  Bonds (Robbins Resource Recovery Partners, L.P. Project),
  Series 1994A AMT:
   8.375% 2010                                                                  1,000           1,071
   8.375% 2016                                                                 10,990          11,765

Indiana - 2.61%
 City of East Chicago, Pollution Control
  Refunding Revenue Bonds, Inland Steel Co.:
   Project No. 11, Series 1994, 7.125% 2007                                     2,000           2,200
   Project No. 10, Series 1993, 6.80% 2013                                      1,000           1,065
 Indianapolis Airport Authority, Special Facilities Revenue
  Bonds, Series 1994 (Federal Express Corp. Project)
  AMT, 7.10% 2017                                                               3,500           3,946
 City of Sullivan, Pollution Control Revenue
  Refunding Bonds (Indiana Michigan Power Co.
  Project), Series C, 5.95% 2009                                                1,000           1,033

Kentucky - 2.45%
 City of Ashland, Sewage and Solid Waste Revenue Bonds,
  Series 1995 (Ashland Inc. Project) AMT, 7.125% 2022                           1,000           1,122
 Kenton County Airport Board, Special Facilities
  Revenue Bonds (Delta Air Lines, Inc. Project),
  1992 Series A AMT:
   6.75% 2002                                                                   1,000           1,076
   7.50% 2012                                                                   2,225           2,467
   6.125% 2022                                                                  3,000           3,061

Louisiana - 3.38%
 Health Education Authority, Revenue Bonds (Lambeth
  House Project), Series 1996, 9.00% 2026                                       2,850           3,062
 Housing Finance Agency, Single Family Mortgage
  Revenue Bonds:
   Series 1997B-2 AMT, 5.60% 2017*                                              1,000           1,000
   Series 1995A-2 AMT, 7.80% 2026                                               2,920           3,270
 Parish of West Feliciana, Pollution Control Revenue Bonds
  (Gulf States Utilities Co. Project),
  Series 1984-II, 7.70% 2014                                                    3,000           3,336

Maine - 0.30%
 Educational Loan Marketing Corp., Student Loan Revenue
  Refunding Bonds, Series 1991 AMT,  6.90% 2003                                   910             962

Maryland - 1.44%
 Health and Higher Educational Facilities
  Authority, Revenue Bonds, Howard County General
  Hospital Issue, Series 1993, 5.50% 2021                                       2,000           1,939
 Housing Opportunities Commission of Montgomery
  County, Multifamily Revenue Bonds (Strathmore
  Court at White Flint), 1994 Issue A-2:
   7.50% 2024                                                                   1,000           1,069
   7.50% 2027                                                                     500             534
 Housing Authority of Prince George's County, Mortgage
  Revenue Bonds, Series 1997A (GNMA Collateralized - Langley
  Gardens Apartments Project), 5.75% 2029*                                      1,000           1,005

Massachusetts - 1.87%
 Industrial Finance Agency Revenue
  Bonds, Edgewood Retirement Community Project,
  Series 1995A, 9.00% 2025                                                      5,300           5,924

Michigan - 7.20%
 Hospital Finance Authority,
  Hospital Revenue Refunding Bonds:
   Genesys Health System Obligated Group,
   Series 1995A:
    8.00% 2005                                                                  2,000           2,324
    7.50% 2007                                                                  1,500           1,703
    8.10% 2013                                                                  1,000           1,178
    7.50% 2027                                                                  2,200           2,477
   Pontiac Osteopathic, Series 1994 A:
    5.375% 2006                                                                 1,000             999
    6.00% 2014                                                                  1,500           1,528
   Sinai Hospital of Greater Detroit, Series 1995,
   6.625% 2016                                                                  2,755           2,971
 City of Detroit:
  Limited Tax General Obligation Bonds:
   Series 1995 B, 6.75% 2003                                                    1,000           1,106
   Series 1995 A, 6.40% 2005                                                    1,145           1,260
  Downtown Development Authority, Tax
  Increment Bonds (Development Area No. 1 Projects),
  Series 1996C, 6.20% 2017                                                      1,000           1,070
 The Economic Development Corporation of the
  County of Midland, Subordinated Pollution
  Control Limited Obligation Revenue Refunding
  Bonds (Midland Cogeneration Project),
  Series 1990B AMT, 9.50% 2009                                                  3,100           3,430
 Charter County of Wayne, Special
  Airport Facilities Revenue Refunding Bonds
  (Northwest Airlines, Inc., Facilities),
  Series 1995, 6.75% 2015                                                       2,495           2,718

Nevada - 2.46%
 City of Henderson, Local Improvement
  District No. T-10 (Seven Hills) Limited Obligation
  Improvement Bonds, 7.50% 2015                                                 5,500           5,678
 City of Las Vegas, Special Improvement District No. 707
  (Summerlin Area), Local Improvement Bonds,
  7.10% 2016                                                                    2,000           2,081

New Jersey - 2.46%
 Economic Development Authority, First Mortgage
  Revenue Fixed-Rate Bonds:
   Fellowship Village Project,
    Series 1995A, 9.25% 2025                                                    3,000           3,583
   Winchester Gardens at Ward Homestead Project,
    Series 1996A:
     8.50% 2016                                                                 1,000           1,065
     8.625% 2025                                                                1,000           1,070
 The Union County Utilities Authority, Solid Waste
  System Revenue Bonds, 1991 Series A AMT, 7.10% 2006                           2,000           2,055

New York - 12.10%
 Dormitory Authority, Mental Health Services Facilities
  Improvement Revenue Bonds, Series 1997B:
   5.30% 2004                                                                   1,000           1,041
   5.60% 2008                                                                   2,945           3,104
 Certificates of Participation, on behalf of the City
  University of New York, As lessee (John Jay College
  of Criminal Justice Project Refunding), 6.00% 2006                            1,975           2,138
 State Environmental Facilities Corp.,
  Solid Waste Disposal Revenue Bonds (Occidental
  Petroleum Corp. Project), Series 1993 Subseries A AMT:
  5.50% 2003                                                                    2,500           2,585
  5.70% 2028                                                                    1,235           1,243
 State Thruway Authority, Local Highway and
  Bridge Service Contract Bonds, Series 1992,
  6.25% 2006                                                                    1,000           1,068
 Urban Development Corp., Correctional
  Capital Facilities Revenue Bonds, Series 6, 6.00% 2006                        1,000           1,082
 The City of New York, General Obligation Bonds:
  Series A:
   7.00% 2005                                                                   2,000           2,294
   6.25% 2009                                                                   1,000           1,093
  Fiscal 1995 Series B1:
   7.00% 2016 (Prerefunded 2004)                                                  140             163
   7.00% 2016                                                                     860             980
  Fiscal 1996 Series E, 6.50% 2004                                              1,500           1,653
 New York City Industrial Development Agency, Solid
  Waste Disposal Revenue Bonds (1995 Visy Paper
  (NY), Inc. Project) AMT, 7.55% 2005                                           9,000           9,811
 The Port Authority of New York and New Jersey, Special
  Project Bonds, Series 4 AMT, KIAC Partners Project:
   7.00% 2007                                                                   5,000           5,617
   6.75% 2011                                                                   4,000           4,365

North Carolina - 0.33%
 Eastern Municipal Power Agency, Power System Revenue
  Bonds, Refunding Series 1993B, 6.00% 2026                                     1,000           1,057

Ohio - 0.45%
 The Student Loan Funding Corp.,
  Cincinnati, Student Loan Revenue
  Refunding Bonds,Series 1991A AMT, 7.20% 2003                                  1,320           1,417

Oklahoma - 0.69%
 Trustees of the Tulsa Municipal Airport Trust,
  1988 Adjustable Rate Revenue Obligations, American
  Airlines Inc. AMT, 7.375% 2020                                                2,000           2,173


Pennsylvania - 6.74%
 Economic Development Financing Authority,
  Resource Recovery Revenue Bonds (Colver Project),
  Series 1994 D AMT, 7.15% 2018                                                 3,000           3,303
 Housing Finance Agency, Single Family Mortgage
  Revenue Bonds, Series 1997-58A AMT, 5.85% 2017                                2,500           2,559
 Lehigh County General Purpose Authority, College Revenue
  and Refunding Bonds, Series A and B of 1996 (Cedar Crest
  College), 6.65% 2017                                                          1,750           1,844
 Hospitals and Higher Education Facilities
  Authority of Philadelphia, Hospital
  Revenue Bonds (Temple University Hospital),
   Series of 1997, 5.70% 2009                                                   1,000           1,031
 Hospital Authority of Philadelphia,
  Hospital Revenue Bonds (Temple University
  Hospital), Series of 1983, 6.625% 2023                                        1,000           1,084
 Schuylkill County Industrial Development
  Authority, Resource Recovery Revenue Refunding
  Bonds (Schuylkill Energy Resources, Inc.
  Project), Series 1993 AMT, 6.50% 2010                                         3,260           3,316
 Scranton-Lackawanna Health and Welfare Authority,
  City of Scranton, Lackawanna County, Hospital
  Revenue Bonds (Moses Taylor Hospital Project),
  Series of 1997:
   5.75% 2006                                                                   1,585           1,628
   5.80% 2007                                                                   1,680           1,728
   5.90% 2008                                                                   1,730           1,787
   6.00% 2009                                                                     940             973
   6.10% 2011                                                                   2,005           2,043

South Carolina - 0.86%
 York County, Pollution Control Facilities
  Revenue Bonds (Bowater Inc. Project),
  Series 1990 AMT, 7.625% 2006                                                  2,300           2,706

Tennessee - 1.94%
 The Industrial Development Board of the County of McMinn,
  Solid Waste Recycling Facilities Revenue Bonds,
  Series 1992 (Calhoun Newsprint Co. Project - Bowater Inc.
  Obligor) AMT, 7.625% 2016                                                     3,000           3,308
 Memphis-Shelby County Airport Authority, Special
  Facilities Revenue Bonds (Federal Express
  Corp.), Series 1984, 7.875% 2009                                              2,500           2,825

Texas - 4.25%
 Alliance Airport Authority, Inc., Special
  Facilities Revenue Bonds (American Airlines,
  Inc. Project), Series 1990 AMT, 7.00% 2011                                    4,250           4,937
 Hidalgo County Health Services Corp., Hospital Revenue
  Bonds (Mission Hospital, Inc. Project), Series 1996:
   7.00% 2008                                                                   2,365           2,592
   6.75% 2016                                                                   1,000           1,063
 Tomball Hospital Authority, Hospital Revenue
  Refunding Bonds, Series 1993, 6.125% 2023                                     4,740           4,845

Vermont - 0.48%
 Housing Finance Agency, Single Family Housing Bonds,
  Series 9 AMT, 5.70% 2012                                                      1,500           1,530

Virginia - 0.34%
 Virginia College Building Authority, Educational
  Facilities Revenue Bonds (Marymount University
  Project), Series of 1992, 7.00% 2022                                          1,000           1,075

West Virginia - 0.37%
 City of South Charleston, Pollution Control
  Revenue Refunding Bonds (Union Carbide
  Corp. Project), Series 1985, 7.625% 2005                                      1,000           1,176

Wisconsin - 0.96%
 Housing and Economic Development Authority, Housing
  Revenue Bonds, 1993 Series B AMT, 5.30% 2006                                  3,000           3,039

Wyoming- 1.06%
 Sweetwater County, Solid Waste Disposal Revenue
  Bonds (FMC Corp. Project), Series 1994A AMT, 7.00% 2024                       3,000           3,334
                                                                                            ---------
                                                                                              295,237
                                                                                            ---------

Tax-Exempt Securities Maturing in
One Year or Less - 6.52%

 State of Colorado, General Fund Tax and Revenue
  Anticipation Notes, Series 1997A, 4.50% 6/26/98                               1,200           1,207
 County of Los Angeles, California, 1997-98 Tax and Revenue
  Anticipation Notes, Series A, 4.50% 6/30/98                                   7,450           7,496
 State of Michigan, Full Faith and Credit General Obligation
  Notes, 4.50% 9/30/97                                                          3,650           3,654
 State of Texas, Tax and Revenue Anticipation Notes,
  Series 1996, 4.75% 8/29/97                                                    8,250           8,256
                                                                                            ---------
                                                                                               20,613
                                                                                            ---------
TOTAL TAX-EXEMPT SECURITIES (cost: $294,625,000)                                              315,850
Excess of cash, prepaids and receivables over
 payables                                                                                         144
                                                                                            ---------
NET ASSETS                                                                                   $315,994
*Represents a when-issued security.                                                         =========
See Notes to Financial Statements

American High-Income Municipal Bond Fund
Financial Statements

Statement of Assets and Liabilities
at July 31, 1997 (dollars in thousands)

Assets:
 Tax-exempt securities
  (cost: $294,625)                                                 $315,850
 Cash                                                                    86
 Prepaid organization expense                                             5
 Receivables for--
  Sales of fund's shares                                $772
  Accrued interest                                     5,402          6,174
                                                   ---------      ---------
                                                                    322,115
Liabilities:
 Payables for--
  Purchases of investments                             5,073
  Repurchases of fund's shares                           269
  Dividends payable                                      509
  Management services                                    107
  Accrued expenses                                       163          6,121
                                                   ---------      ---------
Net Assets at July 31, 1997--
 Equivalent to $15.90 per share on 19,869,024
 shares of $0.01 par value capital stock
 outstanding (authorized capital stock -                           $315,994
200,000,000 shares)                                               =========

Statement of Operations
for the year ended July 31, 1997
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                 $16,692

 Expenses:
  Management services fee                             $1,100
  Distribution expenses                                  767
  Transfer agent fee                                      97
  Reports to shareholders                                 60
  Registration statement and prospectus                  120
  Postage, stationery and supplies                        25
  Directors' fees                                         18
  Auditing and legal fees                                 30
  Custodian fee                                           13
  Taxes other than federal income tax                      6
  Organization expense                                     3
  Other expenses                                          41          2,280
                                                   ---------      ---------
  Net investment income                                              14,412
                                                                  ---------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                      835
 Net unrealized appreciation
  on investments:
  Beginning of year                                    7,574
  End of year                                         21,225
                                                   ---------
   Net increase in unrealized appreciation
    on investments                                                   13,651
  Net realized gain and unrealized                                ---------
   appreciation on investments                                       14,486
Net Increase in Net Assets Resulting                              ---------
 from Operations                                                    $28,898
                                                                  =========

Statement of Changes in Net Assets
(dollars in thousands)

                                                        Year          ended
                                                        July             31
                                                        1997           1996
Operations:
 Net investment income                               $14,412        $11,033
 Net realized gain on investments                        835          3,233
 Net unrealized appreciation
  on investments                                      13,651            783
                                                   ---------      ---------
  Net increase in net assets
   resulting from operations                          28,898         15,049
                                                   ---------      ---------
Dividends and Distributions Paid to
 Shareholders:
 Dividends paid from net
  investment income                                  (14,416)       (11,032)
 Distributions from net realized gain
  on investments                                      (2,176)        (3,336)
                                                   ---------      ---------
  Total dividends and distributions                  (16,592)       (14,368)
                                                   ---------      ---------

Capital Share Transactions:
 Proceeds from shares sold:
  7,873,913 and 6,164,069 shares, respectively       121,500         93,928
Proceeds from shares issued in reinvestment
 of net investment income dividends and distributions
 of net realized gain on investments:
  720,458 and 645,325 shares, respectively            11,126          9,858
Cost of shares repurchased: 2,986,900 and
 2,910,852 shares, respectively                      (46,078)       (44,191)
                                                   ---------      ---------
 Net increase in net assets
  resulting from capital share
  transactions                                        86,548         59,595
                                                   ---------      ---------
Total Increase in Net Assets                          98,854         60,276
Net Assets:
 Beginning of year                                   217,140        156,864
                                                   ---------      ---------
 End of year                                        $315,994       $217,140
                                                   =========      =========


See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

   Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond-pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment adviser deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after determination of the fund's net investment income and paid to shareholders monthly.

    Prepaid organization expenses are amortized over the estimated period of benefit, not to exceed five years from commencement of operations. In the event that Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

    Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $13,000 includes $12,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

    As of July 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $21,225,000, of which $21,229,000 related to appreciated securities and $4,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1997. The cost of portfolio securities for book and federal income tax purposes was $294,625,000 at July 31, 1997.

3. The fee of $1,100,000 for management services was paid pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income. The Investment Advisory and Service Agreement provides for fee reductions to the extent annual operating expenses exceed 0.90% of the average daily net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 1, 2004. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs and extraordinary expenses.

    Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1997, distribution expenses under the Plan were limited to $767,000, representing 0.30% of average net assets. Had no limitation been in effect, the fund would have paid $798,000 in distribution expenses under the Plan. As of July 31, 1997, accrued and unpaid distribution expenses were $81,000.

    American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $97,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $345,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

    Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1997, aggregate amounts deferred and earnings thereon were $24,000.


  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of July 31, 1997, accumulated undistributed net realized gain on investments was $740,000 and additional paid-in capital was $274,102,000.

    The fund made purchases and sales of investment securities of $115,238,000 and $37,162,000, respectively, during the year ended July 31, 1997.


Per-Share Data and Ratios
                                                                                                                             Period
                                                                                                                       September 26
                                                                             Year ended            Year ended           1994 /1/ to
                                                                                July 31               July 31              July 31,
                                                                                   1997                  1996                  1995
Net Asset Value, Beginning
 of Period                                                                       $15.23                $15.14                $14.29
                                                                           ------------          ------------          ------------
Income From Investment
 Operations:
 Net investment income                                                              .87                   .88                   .76
 Net realized and
  unrealized gain
  on investments                                                                    .80                   .37                   .85
                                                                           ------------          ------------          ------------
   Total income from investment operations                                         1.67                  1.25                  1.61
                                                                           ------------          ------------          ------------
Less Distributions:
 Dividends from net investment income                                              (.86)                 (.88)                 (.76)
 Distributions from net realized gains                                             (.14)                 (.28)                   --
                                                                           ------------          ------------          ------------
  Total distributions                                                             (1.00)                (1.16)                 (.76)
                                                                           ------------          ------------          ------------

Net Asset Value, End of Period                                                   $15.90                $15.23                $15.14
                                                                           ============          ============          ============

Total Return /2/                                                                 11.36%                 8.48%            11.62% /3/


 Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                           $316                  $217                  $157
 Ratio of expenses to average net assets before fee waiver                         .87%                 .88%               .94% /3/
 Ratio of expenses to average net assets after fee waiver                          .87%                  .86%              .62% /3/
 Ratio of net income to average net assets                                        5.51%                5.74%              5.66% /3/
 Portfolio turnover rate                                                         15.31%               35.22%             46.42% /3/


/1/ Commencement of operations.
/2/ Calculated without deducting a sales charge. The
 maximum sales charge is 4.75% of the fund's offering price.
/3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc. (the "Fund") at July 31, 1997, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1997 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Los Angeles, California

August 29, 1997


TAX INFORMATION (UNAUDITED)

During the fiscal year ended July 31, 1997, the fund paid 85.5 cents per share of exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the fund's transfer agent.

                              PART C
             AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                        OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
 Included in Prospectus - Part A
  Financial Highlights
 Included in Statement of Additional Information - Part B
  Investment Portfolio Notes to Financial Statements
  Statement of Assets and Liabilities Per-Share Data and Ratios
  Statement of Operations Report of Independent Accountants
  Statement of Changes in Net Assets

(B) EXHIBITS

 1. Copy of Articles of Incorporation (June 1994).

2. Copy of By-laws.

 3. None.

 4. Copy of specimen share certificate.

 5. Copy of Investment Advisory and Service Agreement dated September 26, 1994.

 6. Copy of Principal Underwriting Agreement dated September 26, 1994, form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement.

 7. None.

 8. Copy of form of Global Custody Agreement.

 9. On file (see SEC file No. 33-80630, Post-Effective Amendment No. 2 on Form N-1A filed 3/23/95).

 10. On file (see SEC file No. 33-80630, Pre-Effective Amendment No. 2 on Form N-1A filed 9/2/94).

 11. Consent of Independent Accountants.

 12. None.

 13. Copy of investment letter from the Investment Adviser relating to initial shares dated August 25, 1994.

 14. Copies of the model plan used in the establishment of any retirement plan
- not applicable

 15. Copy of Plan of Distribution (12b-1) dated September 26, 1994.

 16. On file (see SEC file Nos. 811-8576 and 33-80630, Post-Effective Amendment No. 4 filed 11/29/96.

 17. Financial data Schedule (EDGAR).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

 As of July 31, 1997

Title of Class                 Number of
                               Record Holders



Capital Stock                     6,802
 ($0.01 par value)


ITEM 27.  INDEMNIFICATION.

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custon Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

ITEM 27.  INDEMNIFICATION (CONTINUED)

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Registrant will comply with the indemnification requirements contained in the 1940 Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).
In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29.   PRINCIPAL UNDERWRITERS.

  (A) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)            (1)                      (2)                      (3)

      NAME AND PRINCIPAL               POSITIONS AND OFFICES     POSITIONS AND OFFICES
       BUSINESS ADDRESS                  WITH UNDERWRITER         WITH REGISTRANT



      David A. Abzug                    Regional Vice President   None
      27304 Park Vista Road
      Van Nuys, CA 91301



      John A. Agar                     Regional Vice President   None
      1501 N. University Drive,
      Suite 227A
      Little Rock, AR  72207



      Robert B. Aprison                Vice President            None
      2983 Bryn Wood Drive
      Madison, WI 53711



S     Richard L. Armstrong             Assistant Vice President   None



L     William W. Bagnard               Vice President            None



      Steven L. Barnes                 Senior Vice President     None

      8000 Town Line Avenue South
      Suite 204
      Minneapolis, MN 55438



      Michelle A. Bergeron              Vice President           None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair                  Senior Vice President     None
      27 Drumlin Road
      West Simsbury, CT 06092



      John A. Blanchard                Regional Vice President   None
      6421 Aberdeen Road
      Mission Hills, KS  66208



      Ian B. Bodell                    Senior Vice President     None

      Three Maryland Farms, Ste. 110
      Brentwood, TN 37027



      Michael L. Brethower             Vice President            None
      108 Hagen Court
      Georgetown, TX 78628



      C. Alan Brown                    Regional Vice President

      4129 Laclede Avenue                                        None
      St. Louis, MO  63108



L     Daniel C. Brown                  Senior Vice President     None



H     J. Peter Burns                   Vice President            None



      Brian C. Casey                   Regional Vice President   None
      9508 Cable Drive
      Kensington, MD  20895



      Victor C. Cassato                Vice President            None

      609 W. Littleton Blvd., Ste 310
      Littleton, CO  80120



      Christopher J. Cassin            Senior Vice President     None
      111 W. Chicago Avenue
      Suite G3
      Hinsdale, IL  60521



      Denise M. Cassin                 Regional Vice President   None
      1301 Stoney Creek Drive
      San Ramon, CA  94583



L     Larry P. Clemmensen              Director                  None



L     Kevin G. Clifford                Director, Senior Vice President   None



      Ruth M. Collier                  Vice President            None
      145 West 67th Street, #12K
      New York, NY  10023



      Thomas E. Cournoyer              Vice President            None
      2333 Granada Boulevard
      Coral Gables, FL  33134



      Douglas A. Critchell             Vice President            None
      4116 Woodbine Street
      Chevy Chase, MD  20815



L     Carl D. Cutting                  Vice President            None



      Daniel J. Delianedis             Regional Vice President   None

      8689 Braxton Drive

      Eden Prairie, MN 55347



      Michael A. Dilella               Vice President            None
      P.O. Box 661
      Ramsey, NJ  07446



      G. Michael Dill                  Senior Vice President     None
      505 E. Main Street
      Jenks, OK  74037



      Kirk D. Dodge                     Vice President           None

      3034 Parkridge Drive
      Ann Arbor, MI  48103



      Peter J. Doran                   Senior Vice President     None
      1205 Franklin Avenue
      Garden City, NY 11530



L     Michael J. Downer                Secretary                 Vice President



      Robert W. Durbin                 Vice President            None
      74 Sunny Lane
      Tiffin, OH 44883



I     Lloyd G. Edwards                 Vice President            None



L     Paul H. Fieberg                  Senior Vice President     None



      John Fodor                       Regional Vice President   None
      15 Latisquama Road
      Southborough, MA  01772



L     Mark P. Freeman, Jr.             Director and President    None



      Clyde E. Gardner                 Senior Vice President     None
      Route 2, Box 3162
      Osage Beach, MO 65065



B     Evelyn K. Glassford              Vice President            None



      Jeffrey J. Greiner               Regional Vice President   None

      12210 Taylor Road
      Plain City, OH 43064



L     Paul G. Haaga, Jr.               Director                  Chairman of the Board

      David E. Harper                  Senior Vice President     None
      R.D. 1, Box 210, Rte. 519
      Frenchtown, NJ 08825



      Ronald R. Hulsey                 Vice President            None
      6744 Avalon
      Dallas, TX 75214



      Robert S. Irish                  Regional Vice President   None
      1225 Vista Del Mar Drive
      Delray Beach, FL  33483



L     Robert L. Johansen               Vice President, Controller   None



      Michael J. Johnston              Chairman of the Board     None

      630 Fifth Ave., 36th Floor

      New York, NY 10111-0121


      V. John Kriss                    Senior Vice President     None
      P.O. Box 274
      Surfside, CA  90743



      Arthur J. Levine                 Vice President            None
      12558 Highlands Place
      Fishers, IN 46038



B     Karl A. Lewis                    Assistant Vice President   None



      T. Blake Liberty                 Regional Vice President   None

      1940 Blake Street, #303
      Denver, CO 80202



L     Lorin E. Liesy                   Assistant Vice President    None



L     Susan G. Lindgren                Vice President -Institutional Investment Services    None



S     Stella Lopez                     Vice President            None



L     Robert W. Lovelace               Director                  None



      Stephen A. Malbasa               Regional Vice President   None
      13405 Lake Shore Blvd.
      Cleveland, OH  44110



      Steven M. Markel                 Vice President            None
      5241 S. Race Street
      Littleton, CO  80121

L     J. Clifton Massar                Director, Senior Vice President   None



L     E. Lee McClennahan               Senior Vice President     None



S     John V. McLaughlin               Senior Vice President     None



      Terry W. McNabb                  Vice President            None
      2002 Barrett Station Road
      St. Louis, MO 63131



L     R. William Melinat               Vice President - Institutional   None
                                       Investment Services



      David R. Murray                   Vice President           None
      25701 S.E. 32nd Place
      Issaquah, WA 98029



      Stephen S. Nelson                Vice President            None

      P. O. Box 470528
      Charlotte, NC 28247-0528

      William E. Noe                   Regional Vice President   None
      304 River Oaks Road
      Brentwood, TN  37027


      Peter A. Nyhus                   Regional Vice President   None
      3084 Wilds Ridge Court
      Prior Lake, MN 55372



      Eric P. Olson                    Regional Vice President   None
      62 Park Drive
      Glenview, IL 60025



      Frederic Phillips                 Vice President           None
      32 Ridge Avenue
      Newton Centre, MA  02161



B     Candance D. Pilgrim              Assistant Vice President    None



      Carl S. Platou                   Regional Vice President   None
      4021 96th Avenue, S.E.
      Mercer Island, WA 98040



L     John O. Post, Jr.                Vice President            None



      Steven J. Reitman                Vice President            None
      212 The Lane
      Hinsdale, IL  60521



      Brian A. Roberts                 Regional Vice President   None
      12025 Delmahoy Drive
      Charlotte, NC  28277



      George S. Ross                   Vice President            None
      55 Madison Avenue
      Morristown, NJ 07960



L     Julie D. Roth                    Vice President            None



L     James F. Rothenberg              Director                  None



      Douglas F. Rowe                  Regional Vice President   None

      30008 Oakland Hills Drive
      Georgetown, TX 78628



      Christopher S. Rowey             Regional Vice President   None

      9417 Beverlywood Street

      Los Angeles, CA 90034



      Dean B. Rydquist                 Vice President            None
      1080 Bay Pointe Crossing
      Alpharetta, GA 30005



      Richard R. Samson                Vice President            None

      4604 Glencoe Avenue, Suite 4
      Marina del Rey, CA 90292



      Joseph D. Scarpitti              Regional Vice President   None
      31465 St. Andrews
      Westlake, OH  44145


L     Daniel B. Seivert                Assistant Vice President   None


L     R. Michael Shanahan              Director                  None

      David W. Short                   Director, Senior Vice President   None
      1000 RIDC Plaza
      Suite 212
      Pittsburgh, PA  15238



      William P. Simon, Jr.            Vice President            None
      554 Canterbury Lane
      Berwyn, PA 19312



L     John C. Smith                    Vice President -                            None
                                       Institutional Investment Services



L     Mary E. Smith                     Vice President -                           None
                                       Institutional Investment Services



      Rodney G. Smith                   Vice President           None

      100 N. Central Expressway, Suite 1214
      Richardson, TX 75080



      Nicholas D. Spadaccini           Regional Vice President   None
      855 Markley Woods Way
      Cincinnati, OH 45230





      Daniel S. Spradling              Senior Vice President     None

      4 West Fourth Ave, Suite 406
      San Mateo, CA  94402



      Thomas A. Stout                  Regional Vice President   None
      12913 Kendale Lane
      Bowie, MD  20715



      Craig R. Strauser                Regional Vice President   None

      3 Dover Way
      Lake Oswego, OR 97034



      Francis N. Strazzeri             Regional Vice President   None
      31641 Saddletree Drive
      Westlake Village, CA 91361



L     Drew W. Taylor                   Assistant Vice President   None



S     James P. Toomey                  Assistant Vice President   None

I     Christopher E. Trede             Assistant Vice President   None



      George F. Truesdail              Vice President            None
      400 Abbotsford Court
      Charlotte, NC 28270



      Scott W. Ursin-Smith            Regional Vice President     None
     60 Reedland Woods Way
      Tiburon, CA 94920



L     David M. Ward                    Vice President -                           None
                                       Institutional Investment Services



      Thomas E. Warren                 Regional Vice President   None

      1701 Starling Drive
      Sarasota, FL 34231



L     J. Kelly Webb                    Senior Vice President, Treasurer      None



      Gregory J. Weimer                 Vice President           None
      125 Surrey Drive
      Canonsburg, PA  15317



B     Timothy W. Weiss                 Director                  None



      N. Dexter Williams               Vice President            None

      25 Whitside Court

      Danville, CA 94526



      Timothy J. Wilson                Regional Vice President   None
      113 Farmview Place
      Venetia, PA  15367



B     Laura Wimberly                   Assistant Vice President   None



H     Marshall D. Wingo                Director, Senior Vice President   None



L     Robert L. Winston                Director, Senior Vice President    None



      Laurie B. Wood                   Regional Vice President   None

      3500 W. Camino de Urania
      Tucson, AZ 85741



      William R. Yost                  Regional Vice President   None
      9320 Overlook Trail
      Eden Prairie, MN  55347



      Janet M. Young                   Regional Vice President   None
      1616 Vermont
      Houston, TX  77006



      Scott D. Zambon                  Regional Vice President   None
      320 Robinson Drive
      Tustin Ranch, CA  92782


_______________________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071

B Business Address, 135 South State College Blvd., Brea, CA  92821

S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230

H  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

 (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230 and 5300 Robin Hood Road, Norfolk, VA 23514.

 30. LOCATION OF ACCOUNTS AND RECORDS (CONT.)

   Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

  (c) As reflected in the prospectus, Registrant undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 26th day of September, 1997.

  AMERICAN HIGH-INCOME MUNICIPAL
  BOND FUND, INC.
   By/s/  Paul G. Haaga, Jr.
   (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 26, 1997, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                                President and Director

            (Abner D. Goldstine)



(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                         Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Directors:



         H. Frederick Christie*                         Director
         Don R. Conlan*/1/                              Director
         Diane C. Creel*                                Director

         Martin Fenton, Jr.*                            Director
         Leonard R. Fuller*                             Director



         /s/ Abner D. Goldstine                                President and Director

            (Abner D. Goldstine)

                                                        Director

         Herbert Hoover III*                            Director

         Richard G. Newman*                             Director

         Peter C. Valli*                                Director


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
/1/ Power of Attorney attached hereto.

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
     /s/ Michael J. Downer
     (Michael J. Downer)